Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Future aggregate minimum payments under non-cancellable operating leases
Not later than 1 year	$ 3,330	$ 1,711
Between 1 to 2 years	2,875	1,383
Between 2 to 3 years	2,132	1,053
Between 3 to 4 years	345	597
Between 4 to 5 years	161	108
Later than 5 years	17	45
Total minimum lease payments	8,860	4,897
Property, plant and equipment
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 161	$ 2,545